Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common dividends declared (in dollars per share)	$ 0.27	$ 0.40	$ 0.49	$ 0.49
Series A Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred dividends declared (in dollars per share)	0.5125	0.5125	0.5125	0.5125
Series B Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred dividends declared (in dollars per share)	$ 0.5156	$ 0.5156	$ 0.5156	$ 0.3667